Stock Based Compensation (Details) - 2015 Equity Incentive Plan - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ (4,446,489)	$ 7,030,106	$ (1,956,455)	$ 7,175,780	$ 11,177,858	$ 3,958,480
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	(3,281,214)	3,650,718	(1,924,806)	3,734,993	5,817,830	671,745
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ (1,165,275)	$ 3,379,388	$ (31,649)	$ 3,440,787	$ 5,360,028	$ 3,286,735